Long-term Investments and Acquisition (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Investments and Acquisition
Intangible assets, net	$ 3,539,000	$ 3,071,000
Amortization expense	1,200,000	200,000
2015	1,498,000
2016	769,000
2017	688,000
2018	584,000
2019 and thereafter	0
Total expected amortization expense	$ 3,539,000